Employee Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation	$ 61.2	$ 49.4
Total employer contributions	68.4	55.0	50.7
Multiemployer plans, withdrawal obligation	15.4
Contribution recognized as expenses	$ 1.8	$ 4.2	$ 3.6
Employer's contribution percentage in excess of total contribution			true	true
Pension plan funded percentage critical status threshold	Less than 65 percent
Efffective for Fund in Critical Status [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiemployer Plans, Contribution Rate Increase (Decrease)		0.1
Workforce Subject to Collective Bargaining Arrangements
Defined Benefit Plan Disclosure [Line Items]
Percentage of entity employees	0.06	0.07
Base Salary
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contribution per employee, percent	50.00%
Deferred Bonus
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contribution per employee, percent	100.00%